Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES — 0.6%
		FINANCIAL SERVICES — 0.6%
EUR	3,238,360	BNP Paribas 10.019% (3-Month Term EURIBOR+800 basis points), 9/26/2031[1,2,3]	$3,805,806
	$500,000	Post CLO 2024-1 Ltd. 0.000% 4/20/2037[4,5,6,7]	335,000
	1,000,000	Post CLO VI Ltd. 0.000% 1/20/2038[4,5,6,7]	720,000
	211,576	Sandstone Peak II Ltd. 0.000% 7/20/2038[4,5,6,7]	196,110
	500,000	Sandstone Peak III Ltd. 0.000% 4/25/2037[4,5,6,7]	400,000
			5,456,916
		TOTAL ASSET-BACKED SECURITIES
		(Cost $5,678,973)	5,456,916

		COMMON STOCKS — 0.0%
		HEALTH CARE EQUIPMENT & SUPPLIES — 0.0%
	67,218	Norvax LLC Stabled Security [3]	—
	80,864	VB Spine, LLC Stabled Security[3]	183,722
			183,722
		TOTAL COMMON STOCKS
		(Cost $0)	183,722

		CORPORATE LOANS — 92.4%
		AEROSPACE & DEFENSE — 2.2%
		Electro-Methods, L.P.
	1,935,000	First Lien Revolver, 0.500%, 2/20/2032[3,8,9]	(36,963)
	8,024,675	First Lien Term Loan, 8.619% (3-Month Term SOFR+475 basis points), 2/20/2032[1,3,8]	7,871,662
		Jeppesen Holdings, LLC
	714,286	First Lien Revolver, 0.375%, 11/1/2032[3,9]	(3,571)
	14,285,714	First Lien Term Loan, 8.590% (3-Month Term SOFR+475 basis points), 11/1/2032[1,3]	14,214,286
			22,045,414
		AIR FREIGHT & LOGISTICS — 1.1%
		RJW Group Holdings, Inc.
	1,811,594	First Lien Delay Draw, 1.000%, 11/26/2031[3,9]	(8,764)
	10,688,406	First Lien Term Loan, 8.672% (3-Month Term SOFR+500 basis points), 11/26/2031[1,3]	10,583,258
			10,574,494

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	AUTOMOBILE COMPONENTS — 0.3%
	American Axle & Manufacturing, Inc.
$1,743,655	First Lien Term Loan, 6.761% (1-Month Term SOFR+300 basis points), 12/13/2029[1,5]	$1,752,914
1,000,000	First Lien Term Loan, 6.980% (1-Month Term SOFR+325 basis points), 9/20/2032[1,5]	1,002,080
	First Brands Group Intermediate LLC
2,846,859	First Lien Term Loan, 13.843% (3-Month Term SOFR +1,845 basis points), PIK Rate 2.50%, 6/29/2026[1,3,8,10,11]	498,200
10,209,154	Letter of Credit, 0.000%, 3/30/2027[3,6,8,10]	130,473
		3,383,667
	BANKS — 0.1%
990,000	Dragon Buyer, Inc. First Lien Term Loan, 6.422% (3-Month Term SOFR+275 basis points), 9/30/2031[1,5]	991,945

	BIOTECHNOLOGY — 0.1%
1,000,000	Genmab A/S First Lien Term Loan, 6.733% (1-Month Term SOFR+300 basis points), 11/12/2032[1,5]	1,005,940

	BUILDING PRODUCTS — 0.0%
394,020	MIWD Holding Company LLC First Lien Term Loan, 6.916% (1-Month Term SOFR+350 basis points), 3/28/2031[1,5]	394,879

	CAPITAL MARKETS — 0.4%
	ECP GOM III, LLC
735,294	First Lien Delay Draw, 4.000%, 4/13/2029[3,9]	13,401
3,625,000	First Lien Term Loan, 10.235% (3-Month Term SOFR+625 basis points), 4/13/2029[1,3]	3,691,065
		3,704,466
	CHEMICALS — 0.5%
2,734,895	Chemours Co. First Lien Term Loan, 7.416% (1-Month Term SOFR+350 basis points), 10/15/2032[1,5]	2,710,965
1,734,350	INEOS U.S. Finance LLC First Lien Term Loan, 7.166% (1-Month Term SOFR+325 basis points), 2/19/2030[1,5]	1,411,760
997,500	WR Grace Holdings LLC First Lien Term Loan, 6.686% (1-Month Term SOFR+300 basis points), 8/9/2032[1,5]	1,000,303
		5,123,028

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		COMMERCIAL SERVICES & SUPPLIES — 7.6%
		Allied Power Group, LLC
	$380,879	First Lien Revolver, 0.500%, 5/16/2030[3,9]	$(3,599)
	2,285,274	First Lien Delay Draw, 1.000%, 5/16/2030[3,9]	(4,460)
	7,213,847	First Lien Term Loan, 8.927% (3-Month Term SOFR+500 basis points), 5/16/2030[1,3]	7,145,665
		Arcmont Asset Management - Commercial Services & Supplies
GBP	1,229,864	First Lien Delay Draw, 9.459% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	1,612,096
GBP	4,097,423	First Lien Term Loan, 9.459% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	5,370,869
GBP	591,213	First Lien Delay Draw, 9.512% (3-Month Term SONIA+550 basis points), 7/21/2031[1,2,3,8]	774,957
		Associations, Inc.
	230,572	First Lien Revolver, 0.500%, 7/2/2028[3,9]	—
	3,666,370	First Lien Term Loan, 10.662% (3-Month Term SOFR+676 basis points), 7/2/2028[1,3]	3,703,040
	286,634	First Lien Delay Draw, 10.662% (3-Month Term SOFR+676 basis points), 7/2/2028[1,3,12]	125,701
	949,780	First Lien Term Loan, 14.250%, PIK Rate 14.250%, 5/3/2030[3,11]	968,776
	4,974,811	AWP Group Holdings First Lien Term Loan, 8.422% (1-Month Term SOFR+450 basis points), 12/23/2030[1,3,8]	4,972,593
		DMT Solutions Global Corporation
	172,941	First Lien Term Loan, 11.789% (3-Month Term SOFR+810 basis points), 8/30/2027[1,3]	172,170
	235,294	First Lien Term Loan, 11.938% (3-Month Term SOFR+810 basis points), 8/30/2027[1,3]	233,949
	440,294	First Lien Term Loan, 12.016% (1-Month Term SOFR+810 basis points), 8/30/2027[1,3]	437,776
		Kidde-Fenwal, LLC
	2,721,774	First Lien Delay Draw, 0.000%, 7/17/2030[3,8,9]	(5,134)
	12,247,530	First Lien Term Loan, 9.792% (3-Month Term SOFR+600 basis points), 7/17/2030[1,3,8]	12,102,935
		Lynx Franchising, LLC
	274,688	First Lien Term Loan, 9.596% (6-Month Term SOFR+575 basis points), 12/23/2026[1,3,8]	274,690
	454,273	First Lien Term Loan, 10.166% (6-Month Term SOFR+575 basis points), 12/23/2026[1,3,8]	454,278
		Nordic Climate Group
EUR	1,861,225	First Lien Term Loan, 7.319% (3-Month Term EURIBOR+525 basis points), 5/29/2031[1,2,3]	2,192,510

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		COMMERCIAL SERVICES & SUPPLIES (Continued)
SEK	2,762,818	First Lien Delay Draw, 7.608% (3-Month Term EURIBOR+525 basis points), 5/29/2031[1,2,3]	$300,801
SEK	7,534,999	First Lien Delay Draw, 7.652% (3-Month Term EURIBOR+525 basis points), 5/29/2031[1,2,3]	820,370
SEK	14,229,711	First Lien Term Loan, 7.802% (3-Month Term STIBOR+540 basis points), 5/29/2031[1,2,3]	1,549,289
	$4,950,000	Purple Cow Buyer LLC First Lien Term Loan, 8.901% (3-Month Term SOFR+500 basis points), 11/5/2030[1,3]	4,884,181
	3,254,397	Security Services Acquisition Corp. First Lien Term Loan, 9.766% (1-Month Term SOFR+585 basis points), 9/30/2027[1,3]	3,231,711
		SEI Holdings I Corporation
	76,313	First Lien Delay Draw, 8.716% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	75,540
	46,412	First Lien Delay Draw, 8.750% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	45,941
	852,803	First Lien Term Loan, 8.916% (1-Month Term SOFR+500 basis points), 3/27/2028[1,3,8]	844,162
	6,906,487	Spectrum Safety Solutions Purchaser, LLC First Lien Term Loan, 8.172% (3-Month Term SOFR+450 basis points), 7/1/2031[1,3]	6,957,219
		VRC Companies LLC
	6,405,117	First Lien Term Loan, 9.090% (3-Month Term SOFR+525 basis points), 6/29/2027[1,3]	6,405,117
	493,403	First Lien Delay Draw, 9.195% (3-Month Term SOFR+550 basis points), 6/29/2027[1,3,8]	493,403
	5,937,556	First Lien Term Loan, 9.195% (3-Month Term SOFR+550 basis points), 6/29/2027[1,3,8]	5,937,556
	2,884,500	World Water Works, Inc. First Lien Term Loan, 12.292% (3-Month Term SOFR+850 basis points), 7/3/2029[1,3]	2,898,644
			74,972,746
		COMMUNICATIONS EQUIPMENT — 0.3%
	2,997,462	Connect Finco SARL First Lien Term Loan, 8.416% (1-Month Term SOFR+450 basis points), 9/28/2029[1,5]	2,997,045

		CONSTRUCTION MATERIALS — 0.0%
	245,501	ACProducts Holdings, Inc. First Lien Term Loan, 8.184% (3-Month Term SOFR+425 basis points), 5/17/2028[1,5]	201,332

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	CONSTRUCTION & ENGINEERING — 2.6%
$342,466	BNP Associates Buyer, Inc. First Lien Revolver, 9.232% (1-Month Term SOFR+575 basis points), 8/19/2030[1,3,12]	$273,973
5,912,546	Novel Mezzanine Borrower LLC Mezzanine Delay Draw, 13.750% (1-Month Term SOFR+1,375 basis points), 7/11/2030[1,3,12]	6,161,007
	NRO Holdings III Corp.
42,857	First Lien Revolver, 8.977% (1-Month Term SOFR+525 basis points), 7/15/2030[1,3]	41,887
557,143	First Lien Revolver, 9.000% (1-Month Term SOFR+525 basis points), 7/15/2030[1,3,12]	415,962
557,143	First Lien Delay Draw, 9.010% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3]	544,533
129,959	First Lien Delay Draw, 9.115% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3]	127,018
4,062,857	First Lien Term Loan, 9.155% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3]	3,970,906
597,712	First Lien Delay Draw, 9.185% (3-Month Term SOFR+525 basis points), 7/15/2031[1,3,12]	105,590
	OSR Intermediate LLC
3,740,625	First Lien Term Loan, 9.190% (3-Month Term SOFR+550 basis points), 3/15/2029[1,3]	3,712,640
374,000	First Lien Delay Draw, 9.422% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3,12]	369,611
158,400	First Lien Delay Draw, 9.440% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	157,212
2,620,000	First Lien Term Loan, 9.478% (1-Month Term SOFR+575 basis points), 3/15/2029[1,3]	2,600,396
80,000	First Lien Revolver, 9.483% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	79,400
26,666	First Lien Revolver, 9.523% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	26,467
80,000	First Lien Revolver, 9.572% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	79,400
106,667	First Lien Revolver, 9.615% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	105,867
1,818,667	First Lien Revolver, 9.637% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3,12]	225,037
106,667	First Lien Revolver, 9.684% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	105,867
80,000	First Lien Revolver, 9.686% (3-Month Term SOFR+575 basis points), 3/15/2029[1,3]	79,400
	Southland Holdings LLC
222,222	First Lien Delay Draw, 3.750%, 9/29/2028[3,8,9]	(925)

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONSTRUCTION & ENGINEERING (Continued)
	$1,420,846	First Lien Term Loan, 11.273% (1-Month Term SOFR+740 basis points), 9/29/2028[1,3,8]	$1,414,933
		USIC Holdings, Inc.
	61,309	First Lien Revolver, 9.037% (3-Month Term SOFR+525 basis points), 9/5/2031[1,3]	61,309
	76,636	First Lien Revolver, 9.085% (3-Month Term SOFR+525 basis points), 9/5/2031[1,3]	76,636
	398,509	First Lien Revolver, 9.166% (1-Month Term SOFR+525 basis points), 9/5/2031[1,3]	113,422
	37,815	First Lien Delay Draw, 9.322% (1-Month Term SOFR+550 basis points), 9/5/2031[1,3]	38,196
	209,744	First Lien Delay Draw, 9.416% (3-Month Term SOFR+550 basis points), 9/5/2031[1,3,12]	106,949
	4,172,848	First Lien Term Loan, 9.416% (1-Month Term SOFR+550 basis points), 9/5/2031[1,3]	4,214,667
			25,207,360
		CONSUMER FINANCE — 2.1%
	20,000,000	AR3 Holdco LLC First Lien Delay Draw, 9.988% (3-Month Term SOFR+625 basis points), 3/16/2027[1,3,8]	20,151,868

		CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
	19,875,000	Blazing Star Parent, LLC First Lien Term Loan, 10.822% (3-Month Term SOFR+700 basis points), 8/28/2030[1,3]	19,578,441
	500,000	PetSmart LLC First Lien Term Loan, 7.734% (1-Month Term SOFR+400 basis points), 8/18/2032[1,5]	498,595
	744,555	Unitied Natural Foods, Inc. First Lien Term Loan, 8.422% (1-Month Term SOFR+475 basis points), 5/1/2031[1,5]	750,883
			20,827,919
		CONTAINERS & PACKAGING — 1.1%
		Knpak Intermediate III Limited
EUR	674,797	First Lien Delay Draw, 1.000%, 3/26/2031[2,3,9]	49,856
EUR	1,726,172	First Lien Term Loan, 7.401% (3-Month Term EURIBOR+550 basis points), 3/26/2031[1,2,3]	1,972,291
EUR	125,895	First Lien Revolver, 7.415% (1-Month Term EURIBOR+550 basis points), 3/26/2031[1,2,3,12]	20,129
	940,252	First Lien Term Loan, 9.172% (3-Month Term SOFR+550 basis points), 3/26/2031[1,3]	914,885

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONTAINERS & PACKAGING (Continued)
	$368,500	First Lien Delay Draw, 9.172% (3-Month Term SOFR+550 basis points), 3/26/2031[1,3,12]	$219,349
	239,250	First Lien Revolver, 9.232% (1-Month Term SOFR+550 basis points), 3/26/2031[1,3,12]	(962)
	35,750	First Lien Revolver, 9.416% (1-Month Term SOFR+550 basis points), 3/26/2031[1,3]	34,784
	729,219	Tank Holding Corp. First Lien Term Loan, 9.766% (1-Month Term SOFR+585 basis points), 3/31/2028[1,3,8]	709,116
	5,925,000	Transcendia Holdings, Inc. First Lien Term Loan, 10.216% (1-Month Term SOFR+650 basis points), 11/23/2029[1,3]	5,860,972
	1,486,206	Veritiv Operating Co. First Lien Term Loan, 7.672% (3-Month Term SOFR+400 basis points), 11/29/2030[1,5]	1,488,146
			11,268,566
		DISTRIBUTORS — 0.3%
	997,500	Clarios Global LP First Lien Term Loan, 6.666% (1-Month Term SOFR+275 basis points), 1/28/2032[1,5]	1,003,889
	1,984,400	Windsor Holdings III LLC First Lien Term Loan, 6.477% (1-Month Term SOFR+275 basis points), 8/1/2030[1,5]	1,991,534
			2,995,423
		DIVERSIFIED CONSUMER SERVICES — 0.7%
	1,461,832	Cambium Learning Group, Inc. First Lien Term Loan, 9.457% (3-Month Term SOFR+560 basis points), 7/20/2028[1,3]	1,461,843
		PN VIII Holdco SARL
EUR	3,230,000	First Lien Term Loan, 7.422% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3]	3,743,504
EUR	770,000	First Lien Delay Draw, 7.422% (3-Month Term EURIBOR+525 basis points), 6/14/2030[1,2,3,12]	619,174
	989,975	TripAdvisor, Inc. First Lien Term Loan, 6.422% (3-Month Term SOFR+275 basis points), 7/8/2031[1,5]	958,420
			6,782,941

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
		Altissimum
EUR	600,000	First Lien Delay Draw, 1.250%, 10/31/2030[2,3,9]	$54,273
EUR	3,400,000	First Lien Term Loan, 7.269% (3-Month Term EURIBOR+550 basis points), 10/31/2030[1,2,3]	3,952,867
	$741,210	Cincinnati Bell, Inc. First Lien Term Loan, 6.166% (1-Month Term SOFR+225 basis points), 11/24/2028[1,5]	743,131
	990,019	Frontier Communications Holdings LLC First Lien Term Loan, 6.250% (3-Month Term SOFR+250 basis points), 7/1/2031[1,5]	992,046
	1,000,000	Numericable U.S. LLC First Lien Term Loan, 10.625% (1-Month Term SOFR+688 basis points), 5/15/2031[1]	1,001,040
	1,000,000	Windstream Services LLC First Lien Term Loan, 8.766% (1-Month Term SOFR+475 basis points), 10/1/2031[1,5]	1,006,250
			7,749,607
		ELECTRIC UTILITIES — 0.5%
	4,845,833	Pelican Power Borrower LLC First Lien Term Loan, 9.172% (3-Month Term SOFR+550 basis points), 8/29/2030[1,3,8]	4,748,917

		ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
	6,962,321	Opus Inspection, Inc. First Lien Term Loan, 12.172% (1-Month Term SOFR +850 basis points), PIK Rate 3.000%, 11/26/2029[1,3,11]	7,086,112

		FINANCIAL SERVICES — 1.4%
	1,000,000	Clear SPV V US L.P. First Lien Delay Draw, 14.985% (1-Month Term SOFR+1,100 basis points), 4/5/2027[1,3]	1,007,826
		Coller Credit Backed Loans & Notes, Ltd
	277,836	First Lien Delay Draw, 9.305% (3-Month Term SOFR+560 basis points), 10/31/2036[1,3]	278,398
	1,712,829	First Lien Delay Draw, 9.440% (3-Month Term SOFR+560 basis points), 10/31/2036[1,3,12]	605,385
	231,335	First Lien Delay Draw, 9.585% (3-Month Term SOFR+560 basis points), 10/31/2036[1,3]	231,804
	2,142,857	Cor Leonis Limited First Lien Revolver, 10.922% (3-Month Term SOFR+725 basis points), 5/15/2028[1,3]	1,941,262
		Cornerstone Advisors of Arizona, LLC
	555,556	First Lien Revolver, 0.375%, 5/13/2032[3,9]	—

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		FINANCIAL SERVICES (Continued)
	$4,433,333	First Lien Term Loan, 8.422% (3-Month Term SOFR+475 basis points), 5/13/2032[1,3]	$4,433,705
		Galway Borrower, LLC
	580,848	First Lien Delay Draw, 8.172% (3-Month Term SOFR+450 basis points), 9/29/2028[1,3]	580,853
	350,448	First Lien Term Loan, 8.172% (3-Month Term SOFR+450 basis points), 9/29/2028[1,3]	350,450
		More Cowbell II LLC
	138,159	First Lien Revolver, 0.500%, 9/3/2029[3,9]	(39)
	70,752	First Lien Delay Draw, 0.500%, 9/2/2030[3,9]	511
	1,018,824	First Lien Term Loan, 7.988% (12-Month Term SOFR+450 basis points), 9/2/2030[1,3]	1,018,544
	2,000,000	Osaic Holdings, Inc. First Lien Term Loan, 6.727% (1-Month Term SOFR+300 basis points), 8/2/2032[1,5]	2,010,680
	1,500,000	Stonepeak Nile Parent LLC First Lien Term Loan, 6.000% (1-Month Term SOFR+225 basis points), 4/9/2032[1,5]	1,501,875
			13,961,254
		FOOD PRODUCTS — 1.5%
	1,000,000	Boots Group Finco LP First Lien Term Loan, 7.206% (1-Month Term SOFR+350 basis points), 8/30/2032[1,5]	1,006,665
	1,505,907	Clydesdale Acquisition Holdings, Inc. First Lien Term Loan, 7.091% (1-Month Term SOFR+375 basis points), 4/13/2029[1,5]	1,508,859
	5,417,143	Ozark Holdings LLC First Lien Term Loan, 9.686% (3-Month Term SOFR+575 basis points), 8/5/2030[1,3]	5,356,081
	6,892,312	Rushmore Investment III LLC First Lien Term Loan, 8.865% (3-Month Term SOFR+500 basis points), 10/18/2030[1,3]	6,854,307
			14,725,912
		GAS UTILITIES — 2.0%
	10,000,000	Alliance Energy Services, LLC First Lien Term Loan, 11.590% (3-Month Term SOFR+775 basis points), 8/11/2028[1,3]	9,842,356
EUR	8,500,000	EnergyCo II, S.A. First Lien Term Loan, 7.374% (6-Month Term EURIBOR+525 basis points), 5/20/2032[1,2,3]	9,883,755
			19,726,111

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	GROUND TRANSPORTATION — 0.1%
	ITI Intermodal Services, LLC
$31,959	First Lien Delay Draw, 10.022% (3-Month Term SOFR+610 basis points), 12/21/2027[1,3,8]	$31,533
456,383	First Lien Term Loan, 10.272% (3-Month Term SOFR+635 basis points), 12/21/2027[1,3,8]	452,307
241,033	First Lien Delay Draw, 10.272% (3-Month Term SOFR+635 basis points), 12/21/2027[1,3,8]	238,881
		722,721
	HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
1,492,500	1261229 BC Ltd. First Lien Term Loan, 10.416% (1-Month Term SOFR+625 basis points), 10/8/2030[1,5]	1,461,538
3,486,241	Bausch + Lomb Corp. First Lien Term Loan, 8.166% (1-Month Term SOFR+425 basis points), 1/15/2031[1,5]	3,527,204
1,721,527	Embecta Corp. First Lien Term Loan, 6.722% (1-Month Term SOFR+300 basis points), 4/2/2029[1,5]	1,726,976
	Medical Device, Inc.
801,314	First Lien Term Loan, 9.022% (3-Month Term SOFR+535 basis points), 7/11/2029[1,3]	795,315
40,404	First Lien Revolver, 10.922% (3-Month Term SOFR+725 basis points), 7/11/2029[1,3]	40,101
121,212	First Lien Revolver, 11.131% (3-Month Term SOFR+746 basis points), 7/11/2029[1,3,12]	19,376
	National Resilience, LLC
2,905,768	First Lien Delay Draw, 0.500%, 11/21/2030[3,9]	(69,739)
3,051,057	First Lien Term Loan, 12.119% (3-Month Term SOFR+825 basis points), 11/21/2030[1,3]	2,929,014
	Norvax LLC
7,973,644	First Lien Term Loan, 15.500% (1-Month Term SOFR+450 basis points), PIK Rate 15.500%, 11/5/2029[1,3,11]	7,597,397
639,512	First Lien Term Loan, 9.238% (1-Month Term SOFR+550 basis points), 8/6/2030[1,3,11]	667,201
1,001,504	First Lien Delay Draw, 9.485% (3-Month Term SOFR+550 basis points), 8/6/2030[1,3,12]	456,540
150,828	First Lien Delay Draw, 9.485% (3-Month Term SOFR+550 basis points), 8/6/2030[1,3]	157,359
	Par Excellence Holdings, Inc.
937,500	First Lien Revolver, 0.500%, 9/3/2030[3,9]	(12,326)
4,962,500	First Lien Term Loan, 8.739% (3-Month Term SOFR+500 basis points), 9/3/2030[1,3]	4,897,367

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES (Continued)
$4,021,875	First Lien Term Loan, 8.773% (3-Month Term SOFR+500 basis points), 9/3/2030[1,3]	$3,969,082
712,922	Peloton Interactive, Inc. First Lien Term Loan, 9.292% (1-Month Term SOFR+600 basis points), 5/30/2029[1,5]	720,051
1,606,720	TecoStar Holdings, Inc. First Lien Term Loan, 11.927% (3-Month Term SOFR+800 basis points), 7/6/2029[1,3]	1,612,217
5,073,422	VB Spine, LLC First Lien Term Loan, 8.672% (3-Month Term SOFR+850 basis points), PIK Rate 4.000%, 4/1/2030[1,3,11]	4,985,752
		35,480,425
	HEALTH CARE PROVIDERS & SERVICES — 4.5%
	CRH Healthcare Purchaser, Inc.
1,206,896	First Lien Revolver, 0.500%, 9/17/2031[3,9]	(12,460)
3,017,241	First Lien Delay Draw, 1.000%, 9/17/2031[3,9]	(15,287)
13,242,672	First Lien Term Loan, 8.922% (3-Month Term SOFR+525 basis points), 9/17/2031[1,3]	13,109,685
	Envision Management Holding, Inc.
9,961,165	First Lien Term Loan, 9.471% (3-Month Term SOFR+550 basis points), 12/31/2030[1,3]	9,811,748
2,038,835	First Lien Delay Draw, 9.472% (1-Month Term SOFR+650 basis points), 12/31/2030[1,3,12]	1,549,643
1,184,173	JDC Healthcare Management, LLC First Lien Term Loan, 15.234% (1-Month Term SOFR +1,150 basis points), PIK Rate 7.840%, 9/29/2028[1,3,8,11]	1,152,250
	RCP Nats Purchaser, LLC
1,205,511	First Lien Delay Draw, 0.000%, 3/19/2032[3,9]	(11,191)
843,858	First Lien Revolver, 0.500%, 3/19/2032[3,9]	(12,194)
6,012,486	First Lien Term Loan, 8.695% (3-Month Term SOFR+500 basis points), 3/19/2032[1,3]	5,926,747
2,332,060	Space Intermediate III, Inc. Unitranche Term Loan, 10.008% (3-Month Term SOFR +325 basis points), PIK Rate 3.000%, 11/8/2029[1,3,11]	2,309,380
1,235,556	Star Parent, Inc. First Lien Term Loan, 6.922% (3-Month Term SOFR+400 basis points), 9/30/2030[1,5]	1,238,470
	Surgical Center Solutions, LLC
2,487,562	First Lien Delay Draw, 1.000%, 3/25/2031[3,8,9]	10,594
1,243,781	First Lien Revolver, 8.466% (3-Month Term SOFR+500 basis points), 3/25/2031[1,3,8,12]	72,558
8,206,642	First Lien Term Loan, 8.466% (3-Month Term SOFR+500 basis points), 3/25/2031[1,3,8]	8,190,535

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HEALTH CARE PROVIDERS & SERVICES (Continued)
$995,000	Team Health Holdings, Inc. First Lien Term Loan, 8.172% (1-Month Term SOFR+450 basis points), 6/30/2028[1,5]	$999,580
		44,320,058
	HEALTH CARE TECHNOLOGY — 3.3%
	Badge 21 Midco Holdings LLC
2,125,000	First Lien Delay Draw, 1.000%, 6/30/2032[3,9]	4,772
1,344,335	First Lien Revolver, 8.422% (3-Month Term SOFR+500 basis points), 6/30/2032[1,3,12]	74,846
11,530,665	First Lien Term Loan, 8.422% (3-Month Term SOFR+500 basis points), 6/30/2032[1,3]	11,471,777
	EPFS Buyer, Inc.
1,327,434	First Lien Revolver, 0.500%, 7/31/2031[3,9]	(13,016)
1,991,150	First Lien Delay Draw, 1.000%, 7/31/2031[3,9]	(9,512)
11,681,416	First Lien Term Loan, 8.172% (3-Month Term SOFR+450 basis points), 7/31/2031[1,3]	11,567,206
5,163,328	Honor Technology, Inc. First Lien Term Loan, 9.490% (3-Month Term SOFR +550 basis points), PIK Rate 2.50%, 5/30/2029[1,3,11]	5,182,640
1,955,000	PracticeTek Purchaser, LLC First Lien Term Loan, 9.466% (3-Month Term SOFR+575 basis points), 8/30/2029[1,3]	1,955,085
2,456,250	Ruby Buyer, LLC First Lien Term Loan, 10.105% (3-Month Term SOFR+625 basis points), 12/21/2029[1,3]	2,447,175
		32,680,973
	HOTEL & RESORT REITS — 0.5%
	Scottsdale Plaza Resort & Villas
300,718	First Lien Delay Draw, 12.695% (1-Month Term SOFR+896 basis points), 4/9/2027[1,3,8]	298,620
4,600,838	First Lien Delay Draw, 12.737% (1-Month Term SOFR+897 basis points), 4/9/2027[1,3,8,12]	4,507,221
98,444	First Lien Delay Draw, 12.742% (1-Month Term SOFR+896 basis points), 4/9/2027[1,3,8]	97,693
		4,903,534
	HOTELS, RESTAURANTS & LEISURE — 0.2%
204,146	Caesars Entertainment, Inc. First Lien Term Loan, 5.966% (3-Month Term SOFR+225 basis points), 2/6/2030[1,5]	203,073

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HOTELS, RESTAURANTS & LEISURE (Continued)
$984,055	Fertitta Entertainment, Inc. First Lien Term Loan, 7.123% (1-Month Term SOFR+375 basis points), 1/29/2029[1,5]	$984,963
997,500	Voyager Parent LLC First Lien Term Loan, 8.422% (1-Month Term SOFR+475 basis points), 7/1/2032[1,5]	999,465
		2,187,501
	HOUSEHOLD DURABLES — 1.0%
1,990,000	Chariot Buyer LLC First Lien Term Loan, 6.666% (1-Month Term SOFR+300 basis points), 9/8/2032[1,5]	1,996,428
	IB Appliances US Holdings, LLC
666,667	First Lien Revolver, 10.750% (1-Month Term SOFR+700 basis points), 1/7/2030[1,3]	650,608
5,200,000	First Lien Term Loan, 10.761% (1-Month Term SOFR+700 basis points), 1/7/2030[1,3]	5,074,738
2,000,000	Weber-Stephen Products LLC First Lien Term Loan, 7.411% (1-Month Term SOFR+375 basis points), 10/1/2032[1,5]	2,005,500
		9,727,274
	HOUSEHOLD PRODUCTS — 0.8%
7,481,250	Vivos Holdings, LLC First Lien Term Loan, 9.736% (3-Month Term SOFR+600 basis points), 8/13/2030[1,3]	7,411,556

	INSURANCE — 4.6%
4,845,620	Accuserve Solutions, Inc. Unitranche Term Loan, 9.093% (3-Month Term SOFR+525 basis points), 3/15/2030[1,3]	4,760,254
	Acrisure LLC
1,483,766	First Lien Term Loan, 6.873% (1-Month Term SOFR+300 basis points), 11/6/2030[1,5]	1,484,463
995,000	First Lien Term Loan, 7.166% (1-Month Term SOFR+325 basis points), 6/21/2032[1,5]	997,488
988,775	Alliant Holdings Intermediate LLC First Lien Term Loan, 6.373% (1-Month Term SOFR+250 basis points), 9/19/2031[1,5]	992,122
1,482,983	Amynta Agency Borrower, Inc. First Lien Term Loan, 6.666% (1-Month Term SOFR+275 basis points), 12/29/2031[1,5]	1,488,079

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	INSURANCE (Continued)
$2,992,481	Asurion LLC First Lien Term Loan, 8.166% (1-Month Term SOFR+425 basis points), 9/19/2030[1,5]	$2,995,055
1,990,000	Baldwin Insurance Group Holdings LLC First Lien Term Loan, 6.250% (1-Month Term SOFR+250 basis points), 5/27/2031[1,5]	1,989,970
	Bishop Street Underwriters LLC
8,955,000	First Lien Term Loan, 9.161% (3-Month Term SOFR+550 basis points), 7/31/2031[1,3]	8,909,188
3,645,409	First Lien Delay Draw, 9.161% (3-Month Term SOFR+550 basis points), 7/31/2031[1,3]	3,626,760
2,339,591	First Lien Delay Draw, 9.227% (1-Month Term SOFR+550 basis points), 7/31/2031[1,3]	2,327,622
1,482,703	Broadstreet Partners Group LLC First Lien Term Loan, 6.666% (1-Month Term SOFR+275 basis points), 6/16/2031[1,5]	1,489,308
841,570	HUB International Ltd. First Lien Term Loan, 6.370% (3-Month Term SOFR+225 basis points), 6/20/2030[1,5]	846,885
7,920,000	Shelf Bidco Ltd. First Lien Term Loan, 8.672% (3-Month Term SOFR+500 basis points), 8/21/2031[1,3,8]	7,999,287
5,102,183	Tennessee Bidco Limited First Lien Term Loan, 9.397% (6-Month Term SOFR +525 basis points), PIK Rate 1.750%, 6/10/2031[1,3,11]	5,024,033
		44,930,514
	INTERACTIVE MEDIA & SERVICES — 0.1%
	Revelstoke Bidco Limited
374,052	First Lien Delay Draw, 2.188%, 11/29/2030[3,8,9]	7,404
625,948	First Lien Term Loan, 9.922% (3-Month Term SOFR+625 basis points), 11/29/2030[1,3,8]	628,949
		636,353
	IT SERVICES — 3.2%
12,500,000	Argano, LLC First Lien Delay Draw, 1.000%, 9/13/2029[3,9]	(31,250)
1,000,000	Camelot U.S. Acquisition LLC First Lien Term Loan, 6.623% (1-Month Term SOFR+275 basis points), 1/31/2031[1,5]	988,605
	Crimson Phoenix Solutions, LLC
2,340,040	First Lien Delay Draw, 9.997% (3-Month Term SOFR+626 basis points), 12/6/2029[1,3]	2,305,028

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		IT SERVICES (Continued)
	$7,559,960	First Lien Term Loan, 9.997% (3-Month Term SOFR+626 basis points), 12/6/2029[1,3]	$7,477,458
		Guava Buyer LLC
	1,433,121	First Lien Revolver, 9.343% (3-Month Term SOFR+550 basis points), 8/12/2030[1,3,12]	469,595
	12,103,424	First Lien Term Loan, 9.250% (3-Month Term SOFR+550 basis points), 8/12/2032[1,3]	11,874,108
	1,429,968	First Lien Delay Draw, 9.364% (3-Month Term SOFR+550 basis points), 8/12/2032[1,3,12]	608,315
	2,000,000	Level 3 Financing, Inc. First Lien Term Loan, 7.123% (1-Month Term SOFR+325 basis points), 3/29/2032[1,5]	2,008,250
	987,354	Lumen Technologies, Inc. First Lien Term Loan, 6.381% (1-Month Term SOFR+235 basis points), 4/16/2029[1]	983,592
		Salute Mission Critical LLC
	135,364	First Lien Revolver, 0.500%, 11/30/2029[3,9]	(1,240)
	843,152	First Lien Term Loan, 8.873% (1-Month Term SOFR+500 basis points), 11/30/2029[1,3]	835,429
		Titan Group NL B.V.
EUR	92,857	First Lien Delay Draw, 7.748% (3-Month Term EURIBOR+575 basis points), 11/24/2031[1,2,3]	104,754
EUR	2,407,143	First Lien Delay Draw, 7.769% (3-Month Term EURIBOR+575 basis points), 11/24/2031[1,2,3,12]	2,175,194
EUR	1,012,866	Xebia Group Holding B.V. First Lien Term Loan, 10.519% (3-Month Term EURIBOR+850 basis points), 7/30/2027[1,2,3]	1,174,230
			30,972,068
		LIFE SCIENCES TOOLS & SERVICES — 0.1%
	977,279	Life Science Intermediate Holdings, LLC First Lien Delay Draw, 10.016% (1-Month Term SOFR+610 basis points), 6/10/2027[1,3]	969,585

		MEDIA — 3.6%
	13,237,500	Amplify Buyer, Inc. First Lien Term Loan, 8.422% (3-Month Term SOFR+475 basis points), 9/17/2032[1,3]	13,170,028
		Best Version Media Acquisition, LLC
	714,286	First Lien Revolver, 0.500%, 12/31/2030[3,9]	(4,000)
	10,525,000	First Lien Term Loan, 8.966% (3-Month Term SOFR+525 basis points), 12/31/2030[1,3]	10,467,867

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		MEDIA (Continued)
	$1,750,000	Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 7.916% (1-Month Term SOFR+400 basis points), 8/23/2028[1,5]	$1,756,878
		Comet Bidco Limited
GBP	671,836	First Lien Revolver, 1.500%, 11/13/2032[2,3,8,9]	11,692
GBP	1,642,266	First Lien Term Loan, 8.988% (3-Month SONIA Swap+500 basis points), 11/13/2032[1,2,3,8]	2,191,458
	3,276,812	First Lien Term Loan, 8.822% (3-Month Term SOFR+500 basis points), 11/15/2032[1,3,8]	3,244,045
	55,333	DIRECT TV Inc. First Lien Term Loan, 9.102% (3-Month Term SOFR+500 basis points), 8/2/2027[1,5]	55,506
	901,098	Directv Financing LLC First Lien Term Loan, 9.352% (3-Month Term SOFR+525 basis points), 8/2/2029[1,5]	905,497
	10,025	Gray Television, Inc. First Lien Term Loan, 8.949% (1-Month Term SOFR+525 basis points), 6/4/2029[1,5]	10,040
	496,250	Sinclair Television Group, Inc. First Lien Term Loan, 7.331% (1-Month Term SOFR+330 basis points), 12/31/2029[1]	455,682
	3,000,000	Versant Media Group, Inc. First Lien Term Loan, 6.298% (1-Month Term SOFR+350 basis points), 10/23/2031[1,5]	3,004,695
			35,269,388
		MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
		Blackstone Mortgage Trust, Inc.
	663,650	First Lien Term Loan, 6.916% (1-Month Term SOFR+300 basis points), 12/10/2030[1,5]	666,971
	2,000,000	First Lien Term Loan, 6.298% (1-Month Term SOFR+250 basis points), 12/20/2032[1,5]	2,003,750
	3,000,000	Ready Term Holdings, LLC First Lien Delay Draw, 9.427% (3-Month Term SOFR+550 basis points), 4/12/2029[1,3]	2,971,512
			5,642,233
		OIL, GAS & CONSUMABLE FUELS — 5.4%
	2,000,000	Blackfin Pipeline LLC First Lien Term Loan, 6.938% (1-Month Term SOFR+300 basis points), 9/29/2032[1,5]	2,006,250
	14,004,809	Drubit LLC First Lien Term Loan, 9.416% (1-Month Term SOFR+550 basis points), 1/31/2031[1,3]	13,757,290

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	OIL, GAS & CONSUMABLE FUELS (Continued)
$11,970,000	Offen Inc. First Lien Term Loan, 8.792% (3-Month Term SOFR+500 basis points), 7/22/2030[1,3,8]	$11,855,615
1,726,688	Par Pacific Holdings, Inc. First Lien Term Loan, 7.687% (3-Month Term SOFR+375 basis points), 2/28/2030[1,5]	1,763,465
9,250,000	Perdido Energy Holdings, LLC First Lien Term Loan, 10.422% (3-Month Term SOFR+675 basis points), 11/10/2028[1,3,8]	9,082,545
5,165,188	Salamanca Infrastructure LLC First Lien Delay Draw, 8.922% (3-Month Term SOFR +525 basis points), PIK Rate 4.626%, 12/31/2030[1,3,11]	5,303,870
8,974,359	Tres Energy LLC First Lien Term Loan, 10.172% (3-Month Term SOFR+650 basis points), 11/2/2029[1,3,8]	8,849,074
		52,618,109
	PASSENGER AIRLINES — 0.3%
393,000	Air Canada First Lien Term Loan, 5.727% (3-Month Term SOFR+200 basis points), 3/21/2031[1,5]	396,071
2,012,893	American Airlines First Lien Term Loan, 6.945% (3-Month Term SOFR+325 basis points), 5/28/2032[1,5]	2,025,483
412,255	United Airlines, Inc. First Lien Term Loan, 5.879% (3-Month Term SOFR+200 basis points), 2/24/2031[1,5]	414,705
		2,836,259
	PERSONAL CARE PRODUCTS — 1.3%
997,500	Opal U.S. LLC First Lien Term Loan, 7.122% (6-Month Term SOFR+300 basis points), 4/23/2032[1,5]	1,005,000
	Silk Holdings III LLC
11,718,750	First Lien Term Loan, 7.187% (1-Month Term SOFR+450 basis points), 12/3/2032[1,3]	11,660,156
781,250	First Lien Revolver, 7.343% (1-Month Term SOFR+450 basis points), 12/3/2032[1,3,12]	386,721
		13,051,877
	PHARMACEUTICALS — 0.2%
2,050,361	Amneal Pharmaceuticals LLC First Lien Term Loan, 7.227% (1-Month Term SOFR+350 basis points), 8/2/2032[1,5]	2,070,865

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PHARMACEUTICALS (Continued)
	$279,901	Jazz Pharmaceuticals plc First Lien Term Loan, 6.166% (1-Month Term SOFR+225 basis points), 5/5/2028[1]	$281,436
			2,352,301
		PROFESSIONAL SERVICES — 7.3%
		Accordion Partners LLC
	930,197	First Lien Revolver, 0.375%, 11/17/2031[3,9]	(4,651)
	5,450,870	First Lien Term Loan, 8.672% (3-Month Term SOFR+500 basis points), 11/17/2031[1,3]	5,423,615
	766,956	First Lien Delay Draw, 8.705% (3-Month Term SOFR+500 basis points), 11/17/2031[1,3]	763,122
	2,628,204	First Lien Term Loan, 8.706% (3-Month Term SOFR+500 basis points), 11/17/2031[1,3]	2,615,063
	2,010,952	First Lien Delay Draw, 8.738% (3-Month Term SOFR+525 basis points), 11/17/2031[1,3,12]	55,477
	85,217	First Lien Delay Draw, 8.853% (3-Month Term SOFR+500 basis points), 11/17/2031[1,3]	84,791
		Blue Bidco Limited
GBP	667,863	First Lien Revolver, 9.263% (3-Month Term SONIA+500 basis points), 11/21/2031[1,3,8,12]	539,922
EUR	903,694	First Lien Term Loan, 7.165% (3-Month Term EURIBOR+500 basis points), 5/21/2032[1,2,3,8]	1,055,321
	265,824	First Lien Term Loan, 8.729% (3-Month Term SOFR+500 basis points), 5/21/2032[1,3,8]	264,096
GBP	1,369,123	First Lien Term Loan, 9.211% (3-Month Term SONIA+500 basis points), 5/21/2032[1,2,3,8]	1,833,427
		Chronicle Parent LLC
	740,741	First Lien Revolver, 0.500%, 4/15/2031[3,9]	(2,265)
	2,192,593	First Lien Delay Draw, 8.870% (3-Month Term SOFR+500 basis points), 4/15/2031[1,3]	201,120
	7,031,481	First Lien Delay Draw, 8.927% (3-Month Term SOFR+500 basis points), 4/15/2031[1,3]	7,010,110
		Corsair Blade IV (Luxembourg) S.A.R.L.
EUR	329,345	Unitranche Term Loan, 8.018% (3-Month Term EURIBOR +600 basis points), PIK Rate 2.500%, 12/23/2030[1,2,3,11]	385,942
GBP	387,362	Unitranche Revolver, 8.038% (3-Month Term EURIBOR +600 basis points), PIK Rate 2.50%, 12/23/2030[1,2,3,11]	520,686
GBP	706,220	Unitranche Revolver, 9.719% (3-Month Term EURIBOR +600 basis points), PIK Rate 2.50%, 12/23/2030[1,2,3,11]	949,290
GBP	2,272,343	Unitranche Delay Draw, 9.725% (1-Month Term SONIA +600 basis points), PIK Rate 2.50%, 12/23/2030[1,2,3,11]	3,054,446
GBP	472,257	Unitranche Revolver, 9.969% (1-Month Term SONIA +600 basis points), PIK Rate 2.50%, 12/23/2030[1,2,3,11]	634,800

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PROFESSIONAL SERVICES (Continued)
		Denali Intermediate Holdings, Inc.
	$4,241,724	First Lien Term Loan, 9.227% (3-Month Term SOFR+550 basis points), 8/26/2032[1,3]	$4,200,432
	424,172	First Lien Revolver, 9.231% (1-Month Term SOFR+550 basis points), 8/26/2032[1,3,12]	101,905
		Ers Holdings LLC
	768,808	First Lien Delay Draw, 9.250% (1-Month Term SOFR+550 basis points), 5/3/2027[1,3,8,12]	168,810
	1,227,692	First Lien Delay Draw, 9.284% (1-Month Term SOFR+550 basis points), 5/3/2027[1,3,8]	1,227,712
	3,920,000	First Lien Term Loan, 9.666% (1-Month Term SOFR+575 basis points), 5/3/2027[1,3,8]	3,920,070
	6,953,193	FF4 Funding 2025 LLC First Lien Term Loan, 11.500%, PIK Rate 5.750%, 3/31/2028[3,8,11]	6,953,193
		Gerson Lehrman Group, Inc.
	144,541	First Lien Revolver, 0.500%, 12/13/2027[3,9]	314
	2,848,320	First Lien Term Loan, 9.151% (3-Month Term SOFR+515 basis points), 12/13/2027[1,3]	2,840,287
		PLTFRM Companies, LLC
	1,403,509	First Lien Delay Draw, 1.000%, 2/11/2030[3,8,9]	(2,222)
	1,377,193	First Lien Term Loan, 11.172% (3-Month Term SOFR+750 basis points), 2/11/2030[1,3,8]	1,361,678
	4,682,456	First Lien Term Loan, 11.186% (3-Month Term SOFR+750 basis points), 2/11/2030[1,3,8]	4,629,706
	308,772	First Lien Revolver, 11.373% (3-Month Term SOFR+750 basis points), 2/11/2030[1,3,8,12]	249,148
	112,281	First Lien Revolver, 11.416% (1-Month Term SOFR+750 basis points), 2/11/2030[1,3,8]	111,014
		Riptide Parent LLC
	408,163	First Lien Revolver, 0.500%, 8/2/2030[3,9]	(1,851)
	4,534,439	First Lien Term Loan, 9.011% (1-Month Term SOFR+525 basis points), 8/2/2030[1,3]	4,513,908
	726,678	Royal Holdco Corporation First Lien Term Loan, 8.238% (3-Month Term SOFR+450 basis points), 12/30/2030[1,3,8]	726,719
	11,880,031	Vensure Employer Services First Lien Term Loan, 9.001% (3-Month Term SOFR+500 basis points), 9/26/2031[1,3,8]	11,889,138
		Zorro Midco 2 Limited
SEK	3,090,823	First Lien Term Loan, 7.019% (3-Month Term EURIBOR+500 basis points), 6/13/2031[1,2,3,8]	334,945
GBP	1,636,364	First Lien Term Loan, 8.973% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8]	2,200,536

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PROFESSIONAL SERVICES (Continued)
GBP	226,917	First Lien Delay Draw, 8.973% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8,12]	$50,975
GBP	136,719	First Lien Delay Draw, 9.006% (3-Month Term SONIA+500 basis points), 6/13/2031[1,2,3,8]	183,856
GBP	225,432	First Lien Term Loan, 8.725% (1-Month Term SONIA+500 basis points), 6/14/2031[1,2,3,8]	303,155
			71,347,740
		REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.6%
	$10,000,000	Fontainebleau Miami Mezz Borrower, LLC First Lien Delay Draw, 10.738% (3-Month Term SOFR+700 basis points), 12/9/2026[1,3,8,12]	9,331,119
	10,000,000	G4 18222, LLC & G4 18223, LLC First Lien Term Loan, 11.472% (1-Month Term SOFR+768 basis points), 12/1/2027[1,3,8]	10,059,479
	3,000,000	G4 18259 LLC First Lien Term Loan, 9.700% (1-Month Term SOFR+600 basis points), 5/1/2026[1,3]	3,001,190
	6,000,000	Henderson Park Real Estate Fund I First Lien Term Loan, 8.960% (1-Month Term SOFR+525 basis points), 6/1/2026[1,3,8]	6,000,160
	10,117,005	Knight's Key Mezz, LLC First Lien Term Loan, 15.500%, PIK Rate 7.500%, 8/9/2028[3,8,11]	10,117,005
	1,750,000	Locust Point Private Credit Fund III, L.P. First Lien Delay Draw, 15.000%, 3/3/2028[3,8,12]	1,482,394
	11,015,337	MDR Hotels, LLC First Lien Delay Draw, 10.400% (1-Month Term SOFR+640 basis points), 11/12/2027[1,3,8]	11,015,337
EUR	1,500,000	Omdus Holding B.V. Unitranche Term Loan, 7.569% (3-Month Term EURIBOR+555 basis points), 6/27/2029[1,2,3]	1,752,507
	15,000,000	Sky 65 Franklin LLC First Lien Term Loan, 10.853% (3-Month Term SOFR+698 basis points), 9/9/2028[1,3,8]	14,947,423
	7,766,985	WMG Bryan Dairy Owner, LLC First Lien Delay Draw, 14.520% (3-Month Term SOFR +1,000 basis points), PIK Rate 6.000%, 3/19/2029[1,3,8,11,12]	6,702,179
			74,408,793
		SOFTWARE — 11.8%
		Arcmont Asset Management - Software
EUR	1,639,344	First Lien Delay Draw, 7.518% (3-Month Term EURIBOR+550 basis points), 9/11/2031[1,2,3,8,12]	249,297

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
EUR	3,360,656	First Lien Term Loan, 7.519% (3-Month Term EURIBOR+550 basis points), 9/11/2031[1,2,3,8]	$3,851,119
		Arrow Buyer, Inc.
	$796,250	First Lien Term Loan, 8.672% (3-Month Term SOFR+500 basis points), 6/30/2030[1,3]	785,074
	102,723	First Lien Delay Draw, 8.672% (3-Month Term SOFR+500 basis points), 6/30/2030[1,3]	101,281
	1,089,160	BMC Software, Inc. First Lien Term Loan, 7.280% (3-Month Term SOFR+300 basis points), 7/30/2031[1,5]	1,087,605
	4,610,959	BNP Associates Buyer, Inc. First Lien Term Loan, 9.172% (3-Month Term SOFR+550 basis points), 8/19/2030[1,3]	4,673,780
	1,000,000	Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 1/25/2027[3]	1,000,000
		Delight Bidco SAS
EUR	1,563,158	Unitranche Term Loan, 7.519% (3-Month Term EURIBOR+550 basis points), 1/23/2031[1,2,3,8]	1,807,019
EUR	1,136,842	Unitranche Delay Draw, 7.569% (3-Month Term EURIBOR+550 basis points), 1/23/2031[1,2,3,8,12]	472,648
	5,917,500	Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 8.422% (3-Month Term SOFR+475 basis points), 9/30/2030[1,3]	5,917,649
	546,867	Finastra USA, Inc. First Lien Term Loan, 10.973% (6-Month Term SOFR+725 basis points), 9/13/2029[1,3]	551,609
		Fullsteam Operations LLC
	1,153,846	First Lien Revolver, 0.500%, 8/8/2031[3,9]	(11,538)
	3,461,538	First Lien Delay Draw, 1.000%, 8/8/2031[3,9]	(17,308)
	10,384,615	First Lien Term Loan, 9.115% (3-Month Term SOFR+525 basis points), 8/8/2031[1,3]	10,280,769
	2,945,297	GS Acquisitionco, Inc. First Lien Term Loan, 8.922% (3-Month Term SOFR+525 basis points), 5/25/2028[1,3]	2,945,297
		HSI Halo Acquisition, Inc.
	550,459	First Lien Revolver, 0.500%, 6/28/2030[3,9]	—
	681,537	First Lien Delay Draw, 8.672% (3-Month Term SOFR+500 basis points), 6/30/2031[1,3,12]	271,886
	142,046	First Lien Delay Draw, 8.840% (3-Month Term SOFR+500 basis points), 6/30/2031[1,3]	142,281
	4,577,615	First Lien Term Loan, 8.841% (3-Month Term SOFR+500 basis points), 6/30/2031[1,3]	4,585,201
		Maverick Bidco, Inc.
	458,716	First Lien Revolver, 0.500%, 11/21/2031[3,9]	(2,294)

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
	$573,394	First Lien Delay Draw, 1.000%, 11/21/2031[3,9]	$(1,433)
	11,467,890	First Lien Term Loan, 8.538% (3-Month Term SOFR+475 basis points), 11/21/2031[1,3]	11,410,550
	12,500,000	Maverick Power, LLC First Lien Term Loan, 8.889% (3-Month Term SOFR+500 basis points), 5/5/2031[1,3]	12,281,250
	975,000	NF HoldCo LLC First Lien Term Loan, 10.172% (3-Month Term SOFR+650 basis points), 4/2/2029[1,3,8]	968,969
	731,297	OSP Hamilton Purchaser, LLC First Lien Term Loan, 9.042% (3-Month Term SOFR+525 basis points), 12/28/2029[1,3,8]	729,965
GBP	701,831	Proactis Holdings Limited First Lien Term Loan, 13.465% (1-Month Term SONIA +974 basis points), PIK Rate 3.990%, 8/16/2029[1,2,3,8,11]	932,182
	2,980,037	Rocket Software, Inc. First Lien Term Loan, 8.090% (1-Month Term SOFR+375 basis points), 11/28/2028[1,5]	2,983,111
	1,000,000	Serrano Parent, LLC First Lien Term Loan, 10.353% (6-Month Term SOFR+650 basis points), 5/13/2030[1,3]	1,004,467
	10,500,000	Solen Software Group, Inc. First Lien Term Loan, 12.216% (3-Month Term SOFR+850 basis points), 6/28/2030[1,3]	10,388,952
		Syndigo LLC
	1,481,043	First Lien Revolver, 0.500%, 9/2/2032[3,9]	(14,823)
	11,018,957	First Lien Term Loan, 8.822% (3-Month Term SOFR+500 basis points), 9/2/2032[1,3]	10,908,108
		Togetherwork Holdings, LLC
	1,141,143	First Lien Delay Draw, 8.716% (1-Month Term SOFR+500 basis points), 5/19/2031[1,3,12]	164,370
	6,771,429	First Lien Term Loan, 8.916% (1-Month Term SOFR+500 basis points), 5/19/2031[1,3]	6,696,530
	1,536,634	UKG, Inc. First Lien Term Loan, 6.338% (1-Month Term SOFR+250 basis points), 2/10/2031[1,5]	1,540,022
		Upland Software, Inc.
	1,666,667	First Lien Revolver, 0.000%, 7/25/2031[3,9]	(17,298)
	13,250,000	First Lien Term Loan, 9.672% (3-Month Term SOFR+600 basis points), 7/25/2031[1,3]	13,113,456
	942,321	Vital Buyer, LLC First Lien Term Loan, 8.273% (3-Month Term SOFR+450 basis points), 6/1/2028[1,3,8]	936,250

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
	$2,963,452	Zoro Merger Sub, Inc. First Lien Term Loan, 8.689% (3-Month Term SOFR+500 basis points), 11/22/2028[1,3,8]	$2,963,464
			115,679,467
		SPECIALTY RETAIL — 1.8%
	2,000,000	Beach Acquisition Bidco LLC First Lien Term Loan, 7.090% (1-Month Term SOFR+325 basis points), 9/13/2032[1,5]	2,018,760
		Bestop, Inc.
	2,156,067	First Lien Term Loan, 9.172% (3-Month Term SOFR+550 basis points), 3/29/2029[1,3]	2,116,589
	305,224	First Lien Delay Draw, 9.172% (3-Month Term SOFR+550 basis points), 3/29/2029[1,3,12]	55,205
		LHS Borrower, LLC
	13,449,375	First Lien Term Loan, 8.966% (3-Month Term SOFR+525 basis points), 9/4/2031[1,3]	13,252,159
	1,000,000	First Lien Revolver, 11.000% (1-Month Term SOFR+525 basis points), 9/4/2031[1,3,12]	103,539
	246,875	Staples, Inc. First Lien Term Loan, 9.604% (3-Month Term SOFR+575 basis points), 9/10/2029[1,5]	235,071
			17,781,323
		TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
EUR	4,000,000	Sumup Holdings Luxembourg First Lien Delay Draw, 8.066% (3-Month Term EURIBOR+600 basis points), 4/25/2031[1,2,3]	4,711,677

		TEXTILES, APPAREL & LUXURY GOODS — 0.3%
		BPCP NSA Intermedco, Inc.
	1,894,622	First Lien Term Loan, 8.422% (1-Month Term SOFR+475 basis points), 5/17/2030[1,3]	1,894,622
	572,832	First Lien Delay Draw, 8.422% (1-Month Term SOFR+475 basis points), 5/17/2030[1,3]	572,905
	744,375	Chinos Intermediate 2 LLC First Lien Term Loan, 9.840% (3-Month Term SOFR+600 basis points), 9/29/2031[1,5]	596,829
			3,064,356
		TRADING COMPANIES & DISTRIBUTORS — 1.2%
		Ambient Enterprises Holdco LLC
	297,872	First Lien Revolver, 0.500%, 12/7/2029[3,9]	(5,689)

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	TRADING COMPANIES & DISTRIBUTORS (Continued)
$6,112,164	First Lien Term Loan, 8.922% (3-Month Term SOFR+525 basis points), 6/28/2030[1,3]	$5,995,588
1,279,143	First Lien Delay Draw, 8.922% (3-Month Term SOFR+525 basis points), 6/28/2030[1,3]	1,254,761
4,974,874	NEFCO Holding Company LLC First Lien Delay Draw, 8.831% (6-Month Term SOFR+575 basis points), 8/5/2028[1,3,8]	4,940,127
		12,184,787
	TRANSPORTATION INFRASTRUCTURE — 0.1%
1,400,000	FB FLL Aviation LLC First Lien Delay Draw, 10.916% (1-Month Term SOFR+700 basis points), 7/19/2028[1,3]	1,374,896
	TOTAL CORPORATE LOANS
	(Cost $914,640,781)	907,892,714

Number of
Shares
	INVESTMENT COMPANIES / ETFS — 0.9%
	FIXED INCOME — 0.9%
123,947	Franklin Senior Loan ETF	2,902,839
289,691	Invesco Senior Loan ETF	6,083,511
		8,986,350
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $9,015,130)	8,986,350

	PREFERRED STOCKS — 1.0%
	BUILDING PRODUCTS — 0.3%
2,334,160	Great Day Global, LLC 10.500%, PIK Rate 10.500%, 1/31/2028[3,11]	2,684,284

	COMMERCIAL SERVICES & SUPPLIES — 0.1%
962	World Water Works, Inc. 17.000% 7/3/2029[3,6]	1,143,022

	SOFTWARE — 0.6%
4,759	Netskope, Inc. 3.000% 8/1/2029[3,6]	5,771,906
	TOTAL PREFERRED STOCKS
	(Cost $8,244,200)	9,599,212

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.1%
	CAPITAL MARKETS — 0.0%
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033[3,8]	$52,408

	COMMERCIAL SERVICES & SUPPLIES — 0.0%
206	World Water Works, Inc. Exercise Price $0.01, Expiration 7/3/2034[3]	31,631

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
	Opus Inspection, Inc.
375	Exercise Price $2,000, Expiration 5/31/2034[3]	262,691
50	Exercise Price $15,000, Expiration 5/31/2034[3]	—
		262,691
	FINANCIAL SERVICES — 0.0%
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[3]	16,819

	HEALTH CARE TECHNOLOGY — 0.0%
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034[3]	50,413

	HOUSEHOLD DURABLES — 0.0%
1,073	IB Appliances US Holdings, LLC Exercise Price $0.01, Expiration 1/6/2035[3]	69,039
	TOTAL WARRANTS
	(Cost $0)	483,001

Principal
Amount
	SUBORDINATED DEBT — 0.5%
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
$1,065,389	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 14.250%, PIK Rate 2.250%, 11/15/2030[3,11]	1,081,050

	FINANCIAL SERVICES — 0.4%
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 8.655% (3-Month Term SOFR+475 basis points), 1/15/2029[1,3]	2,071,060
	Coller Credit Backed Loans & Notes, Ltd
1,422,962	First Lien Delay Draw, 0.000%, 10/31/2036[3,6]	1,819,826
		3,890,886
	SUBORDINATED DEBT
	(Cost $4,478,542)	4,971,936

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS — 17.1%
	CAPITAL MARKETS — 0.2%
N/A	Landmark Acquisition Fund 57 Wrigley LP13,14	$2,368,697

	DIVERSIFIED CONSUMER SERVICES — 1.7%
N/A	ICG European Direct Lending[2,13,14,15]	16,394,406

	ENTERTAINMENT — 2.0%
N/A	Lyric-Pineapple Feeder LP13,14,15	19,081,714

	FINANCIAL SERVICES — 9.8%
N/A	BPC Opportunities Fund V LP13,14	6,752,115
N/A	Bridgepoint Credit Opportunities III "A" LP13,14	1,248,722
N/A	CCS Co-Investment Vehicle 1 LP Incorporated[13,14]	2,021,446
N/A	CCS Co-Investment Vehicle 2 LP Incorporated[13,14]	5,379,683
N/A	Cedar Holdings LP13,14	11,705,931
N/A	Dawson Portfolio Finance 5 LP13,14	628,108
N/A	Pimlico Partners, L.P.[13,14,15]	12,560,417
N/A	Sima Holdings LP13,14	8,064,965
798,754	Stone Point Credit Income Fund[14]	20,129,581
394,086	T. Rowe Price OHA Select Private Credit Fund[14]	10,588,548
192,994	TPG Twin Brook Capital Income Fund[14]	4,884,107
N/A	Treville Capital Solutions Fund LP13,14	12,156,566
		96,120,189
	MACHINERY — 0.1%
N/A	Arena Secondaries and Liquidity Solutions, LP13,14	1,068,326

	MEDIA — 0.5%
N/A	Delta Commercial Funding (Cayman), L.P.[13,14]	5,212,813

	PASSENGER AIRLINES — 0.4%
N/A	ACM ASOF VIII 757 Feeder LLC[13,14]	1,462,812
N/A	CL-EA Co-Investment Opportunities I, L.P.[13,14]	2,587,953
		4,050,765
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
N/A	BP Holdings Zeta LP13,14	2,079,701
N/A	Locust Point Senior Mortgage Fund, L.P.[13,14]	6,557,730
N/A	Mavik Real Estate Special Opportunities VS2, LP13,14	329,688
N/A	RXR Park Row Aksia JV LLC[13,14,15]	5,046,749
		14,013,868
	TRADING COMPANIES & DISTRIBUTORS — 1.0%
N/A	Limerick Succession Aggregator LP13,14,15	10,016,044
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $149,753,196)	168,326,822

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.5%
14,314,967	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 3.69%[16]	$14,314,967
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,314,967)	14,314,967
	TOTAL INVESTMENTS — 114.1%
	(Cost $1,106,125,789)	1,120,215,640
	Liabilities Less Other Assets — (14.1)%	(138,105,271)
	NET ASSETS — 100.0%	$982,110,369

USD–United States Dollar
GBP–Pound Sterling
EUR– Euro
SEK–Swedish Krona
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
EURIBOR – Euro Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
US – United States

1	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
2	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
3	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 85.29% of Net Assets. The total value of these securities is $837,594,461.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,651,110, which represents 0.17% of the total net assets of the Fund.
5	Callable.
6	Non-income producing.
7	Variable rate security. Rate shown is the rate in effect as of period end.
8	This investment was made through a participation. Please see Note 2 for a description of loan participations.
9	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
10	In bankruptcy.
11	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
12	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
13	Private investment company does not issue shares or units.
14	Investment valued using net asset value as practical expedient.
15	Affiliated company.
16	The rate is the annualized seven-day yield at period end.

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
SALE	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	DECEMBER 31,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	SOLD	DATE	2025	(DEPRECIATION)
EUR	1/15/2026	Bank of New York	EUR per USD	52,345,097	61,643,314	61,561,826	81,488
GBP	1/15/2026	Bank of America	GBP per USD	15,685,630	21,053,347	21,142,513	(89,166)
SEK	1/15/2026	Bank of America	SEK per USD	27,664,800	3,000,470	3,007,387	(6,917)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$85,697,131	$85,711,726	$(14,595)

See accompanying Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (Unaudited)

Note 1 - Significant Accounting Policies

Valuation of Investments

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are generally unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

The Advisor seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Advisor will not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Fund’s fair value determinations can cause the Fund’s NAV on a given day to materially understate or overstate the value of its investments. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive. If the Fund's NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer, for example as a result of the Fund's next annual audit following such purchase or repurchase, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase, or a Shareholder's repurchase proceeds in a repurchase offer.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Consolidated Schedule of Investments.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) 3(c)(5)(C) or 3(c)(7)of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received. As of December 31, 2025, the Fund received $214,808 in commitment fees. As of December 31, 2025, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $82,677,649 and a Fair Value amount of $326,358 representing 0.03% of net assets. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Accordion Partners LLC	First Lien Delay Draw	1,945,419	(4,876)
Accordion Partners LLC	First Lien Revolver	930,197	(4,650)
Allied Power Group, LLC	First Lien Delay Draw	2,268,134	(4,460)
Allied Power Group, LLC	First Lien Revolver	380,879	(3,599)
Altissimum	First Lien Delay Draw	642,834	54,274
Ambient Enterprises Holdco LLC	First Lien Revolver	297,872	(5,689)
Argano, LLC	First Lien Delay Draw	12,500,000	(31,250)
Arcmont Asset Management - Software	First Lien Delay Draw	1,629,298	95,252
Associations, Inc.	First Lien Delay Draw	163,799	1,638
Associations, Inc.	First Lien Revolver	230,572	-
Blue Bidco Limited	First Lien Revolver	354,430	(3,779)
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,109,375	4,772
Badge 21 Midco Holdings LLC	First Lien Revolver	1,262,005	(24,744)
Bestop, Inc.	First Lien Delay Draw	244,424	(4,482)
Best Version Media Acquisition, LLC	First Lien Revolver	714,286	(4,000)
BNP Associates Buyer, Inc.	First Lien Revolver	68,493	-
CRH Healthcare Purchaser, Inc.	First Lien Delay Draw	3,002,155	(15,287)
CRH Healthcare Purchaser, Inc.	First Lien Revolver	1,206,897	(12,460)
Chronicle Parent LLC	First Lien Delay Draw	1,984,795	(6,117)
Chronicle Parent LLC	First Lien Revolver	740,741	(2,265)
Comet Bidco Limited	First Lien Revolver	884,814	11,692
Cor Leonis Limited	First Lien Revolver	200,137	(136)
Coller Credit Backed Loans & Notes, Ltd	First Lien Delay Draw	1,110,911	2,249
Cornerstone Advisors of Arizona, LLC	First Lien Revolver	555,556	-
Denali Intermediate Holdings, Inc.	First Lien Revolver	318,129	101,903
Delight Bidco SAS	Unitranche Delay Draw	841,548	65,247
ECP GOM III, LLC	First Lien Delay Draw	735,294	13,401
Electro-Methods, L.P.	First Lien Revolver	1,935,000	(36,962)
Envision Management Holding, Inc.	First Lien Delay Draw	454,189	(8,248)
EPFS Buyer, Inc.	First Lien Delay Draw	1,981,194	(9,512)
EPFS Buyer, Inc.	First Lien Revolver	1,327,434	(13,016)
Ers Holdings LLC	First Lien Delay Draw	600,000	-
Fullsteam Operations LLC	First Lien Delay Draw	3,444,231	(17,308)
Fullsteam Operations LLC	First Lien Revolver	1,153,846	(11,538)
Fontainebleau Miami Mezz Borrower, LLC	First Lien Delay Draw	666,667	(148)
Guava Buyer LLC	First Lien Delay Draw	794,522	(7,218)
Guava Buyer LLC	First Lien Revolver	936,307	(17,783)
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	314
HSI Halo Acquisition, Inc.	First Lien Delay Draw	410,780	2,748
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	-
Jeppesen Holdings, LLC	First Lien Revolver	714,286	(3,571)
Kidde-Fenwal, LLC	First Lien Delay Draw	2,694,774	(5,134)
Knpak Intermediate III Limited	First Lien Delay Draw	860,353	47,120
Knpak Intermediate III Limited	First Lien Revolver	357,466	1,247
LHS Borrower, LLC	First Lien Revolver	881,703	(14,689)
Locust Point Private Credit Fund III, L.P.	First Lien Delay Draw	276,316	1,375
Maverick Bidco, Inc.	First Lien Delay Draw	571,961	(1,433)
Maverick Bidco, Inc.	First Lien Revolver	458,716	(2,294)
Medical Device, Inc.	First Lien Revolver	100,927	(757)
More Cowbell II LLC	First Lien Delay Draw	70,221	511
More Cowbell II LLC	First Lien Revolver	138,159	(39)
National Resilience, LLC	First Lien Delay Draw	2,905,768	(69,738)
NRO Holdings III Corp.	First Lien Delay Draw	478,594	(6,107)
NRO Holdings III Corp.	First Lien Revolver	128,571	38,977
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	100,000	5,900
Norvax LLC	First Lien Delay Draw	549,020	(15,537)
OSR Intermediate LLC	First Lien Delay Draw	1,584	4
OSR Intermediate LLC	First Lien Revolver	1,580,000	(11,850)
PLTFRM Companies, LLC	First Lien Revolver	56,140	(633)
PN VIII Holdco SARL	First Lien Delay Draw	272,617	34,356
PLTFRM Companies, LLC	First Lien Delay Draw	1,389,965	(2,222)
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(12,326)
RCP Nats Purchaser, LLC	First Lien Delay Draw	1,199,483	(11,191)
RCP Nats Purchaser, LLC	First Lien Revolver	843,858	(12,194)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	7,404
Riptide Parent LLC	First Lien Revolver	408,163	(1,851)
RJW Group Holdings, Inc.	First Lien Delay Draw	1,802,536	(8,764)
Syndigo LLC	First Lien Revolver	1,481,042	(14,822)
Salute Mission Critical LLC	First Lien Revolver	135,364	(1,240)
Scottsdale Plaza Resort & Villas	First Lien Delay Draw	58,528	(744)
Silk Holdings III LLC	First Lien Revolver	390,625	231,250
Southland Holdings LLC	First Lien Delay Draw	222,222	(925)
Surgical Center Solutions, LLC	First Lien Delay Draw	2,472,015	10,594
Surgical Center Solutions, LLC	First Lien Revolver	1,169,154	(1,945)
Titan Group NL B.V.	First Lien Delay Draw	540,362	47,874
Togetherwork Holdings, LLC	First Lien Delay Draw	964,143	(3,469)
Upland Software, Inc.	First Lien Revolver	1,666,667	(17,298)
USIC Holdings, Inc.	First Lien Delay Draw	104,893	2,119
USIC Holdings, Inc.	First Lien Revolver	285,087	-
WMG Bryan Dairy Owner, LLC	First Lien Delay Draw	1,064,806	-
Zorro Midco 2 Limited	First Lien Delay Draw	254,177	14,437
	Total:	82,677,649	326,358

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

Note 2 - Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Vehicles measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under Net Asset Value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$1,055,000	$596,110	$3,805,806	$-	$5,456,916
Common Stocks	-	-	183,722	-	183,722
Corporate Loans	-	89,341,930	818,550,784	-	907,892,714
Exchange Traded Funds	8,986,350	-	-	-	8,986,350
Preferred Stocks	-	-	9,599,212	-	9,599,212
Private Investment Funds	-	-	-	168,326,822	168,326,822
Subordinated Debt	-	-	4,971,936	-	4,971,936
Warrants	-	-	483,001	-	483,001
Short-Term Investments	14,314,967	-	-	-	14,314,967
Total Investments, at fair value	$24,356,317	$89,938,040	$837,594,461	$168,326,822	$1,120,215,640

Assets:
Other Financial Instruments
Forward Contracts	$-	$81,488	$-	$-	$81,488
Total Assets:	24,356,317	$90,019,528	$837,594,461	$168,326,822	$1,120,297,128

Liabilties:
Other Financial Instruments
Forward Contracts	$-	$96,083	$-	$-	96,083
Total Liabilities:	$-	$96,083	$-	$-	$96,083

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

	ASSET-BACKED SECURITIES	CORPORATE LOANS	COMMON STOCKS	PREFERRED STOCKS	SUBORDINATED DEBT	WARRANTS
Balance as of March 31, 2025	$5,036,909	$476,713,060	$-	$8,320,187	$6,936,889	$367,001
Transfers In	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-
Purchases	-	445,843,998	-	117,562	654,357	-
Sales/Paydowns	(1,628,536)	(95,955,035)	-	(130)	(2,681,961)	-
Realized Gains (Losses)	41,488	150,103	-	3	-	-
Accretion	-	825,796	-	-	(1,715)	-
Change in Unrealized Appreciation (Depreciation)	355,945	(9,027,138)	183,722	1,161,590	64,366	116,000
Balance as of December 31, 2025	$3,805,806	$818,550,784	$183,722	$9,599,212	$4,971,936	$483,001

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – DECEMBER 31, 2025